CEMETERY PROPERTY	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Text Block [Abstract]
CEMETERY PROPERTY
4.	CEMETERY PROPERTY

Cemetery property consisted of the following at the dates indicated (in thousands):

	September 30, 2019	December 31, 2018
Cemetery land	$255,624	$255,708
Mausoleum crypts and lawn crypts	72,988	75,133
Cemetery property(1)	$328,612	$330,841

(1)   The Partnership recorded an impairment of cemetery property during the nine months ended September 30, 2019. For further details see Note 2 Impairment & Other Losses.

5.	CEMETERY PROPERTY

Cemetery property consisted of the following at the dates indicated (in thousands):

	December 31,
	2018	2017
Cemetery land	$255,708	$256,856
Mausoleum crypts and lawn crypts	75,133	76,548
Cemetery property	$330,841	$333,404

Due to the hurricanes in Florida and Puerto Rico during September 2017, the Partnership incurred damages at certain locations of $0.8 million, which was substantially covered by insurance proceeds.